Revenue (Details) kr in Thousands, € in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Sep. 06, 2018 USD ($)	Sep. 30, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 DKK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2014	Dec. 31, 2003 USD ($)	Dec. 31, 2019 DKK (kr)
Revenue:
Share premium									kr 1,957,477	[1]		kr 1,937,179				kr 2,650,142
Equity									1,116,281	[1]		514,669				1,242,673
Cash flows from operation activities							kr (409,455)		(461,420)	[1]		(278,746)	[1]
Cash flows from financing activities							kr 674,480		(155,449)	[1]		337,930	[1]
Royalty payable (as a percent)					13.50%	13.50%	13.50%
License and milestone revenue							kr 41,333		13,119			101,015
Royalty revenue							0		24,858			35,307
Total revenue							41,333		37,977	[1]		136,322	[1]
Milestone payment and license option payments
Revenue:
License and milestone revenue							3,300		9,800
Alexion
Revenue:
Equity investment from counterparty | $			$ 15.0
Consideration received						$ 40.0	262,900
Deferred revenue																139,900
Share premium																12,700
Equity																kr 85,600
Cash flows from operation activities							177,300
Cash flows from financing activities							85,600
License and milestone revenue			25.0	kr 37,400			38,021
Other revenue							600
Total revenue							kr 37,400
Alexion | Development milestone
Revenue:
Potential milestone receivable | $			115.0
Alexion | Sales milestone
Revenue:
Potential milestone receivable | $			495.0
Alexion | Development and sales milestone and royalties
Revenue:
License and milestone revenue | $			$ 15.0
Sanofi
Revenue:
Estimated effect of potential milestone | $						$ 15.0
Royalty payable (as a percent)					13.00%	13.00%	13.00%
Royalty receivable (as percent of net sales)															10.00%
License and milestone revenue									0			69,603			$ 100.0
Royalty revenue									24,858			35,307
Royalty expense as a percentage															0.50%
License fee expense in percentage															13.00%
Potential milestone payment from Sanofi | $	$ 15.0														$ 15.0
Sanofi | Lyxumia
Revenue:
Royalty revenue									7,072		€ 22.4	16,652
Sales by counterparty as basis for royalty revenue | €								€ 9.5
Sanofi | Soliqua
Revenue:
Royalty revenue									17,786		€ 25.1	18,655
Sales by counterparty as basis for royalty revenue | €								€ 23.8
Inventor or SIP Technology
Revenue:
Royalty payable (as a percent)					0.50%	0.50%	0.50%
Boehringer Ingelheim
Revenue:
License and milestone revenue												29,750
Term														4 years 6 months
Boehringer Ingelheim | Advance novel glucagon
Revenue:
Maximum amount of milestone payments to be received | €					€ 386.0
Outstanding milestone payments | €					365.0
Boehringer Ingelheim | Therapeutic peptides stemming
Revenue:
Maximum amount of milestone payments to be received | €					295.0
Outstanding milestone payments | €					€ 283.0
Boehringer Ingelheim | Development milestone
Revenue:
Potential milestone receivable | €		€ 20.0
Undisclosed counterpart
Revenue:
License and milestone revenue							kr 3,312		9,845
Protagonist Therapeutics
Revenue:
License and milestone revenue									kr 3,274			kr 1,662

[1]	See note 1 to the consolidated financial statements.